Borrowings - Schedule of Borrowings (Details)		12 Months Ended
		Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)
Borrowings [Line Items]
Borrowings current				$ 2,002,648	$ 2,363,303
Borrowings – non-current				43,725	427,421
Bank Borrowings [Member]
Borrowings [Line Items]
Principal Amount | ¥		¥ 21,490,000	¥ 21,100,000
Outstanding Amount | ¥		14,540,504	19,584,185
Borrowings current				2,002,648	2,363,303
Borrowings – non-current				43,725	427,421
Bank Borrowings [Member] | WeBank [Member]
Borrowings [Line Items]
Principal Amount | ¥		3,000,000	3,000,000
Outstanding Amount | ¥		¥ 594,752	¥ 1,784,256
Borrowings current				83,703	169,503
Borrowings – non-current					$ 84,751
Issuance Date		Mar. 17, 2024	Mar. 17, 2024
Expiration Date		Mar. 02, 2026	Mar. 02, 2026
Interest Rate		5.41%	5.41%	5.41%	5.41%
Bank Borrowings [Member] | WeBank One [Member]
Borrowings [Line Items]
Principal Amount | ¥		¥ 300,000	¥ 300,000
Outstanding Amount | ¥		¥ 216,667	¥ 300,000
Borrowings current				$ 28,204	$ 11,875
Borrowings – non-current				$ 2,289	$ 30,875
Issuance Date		Sep. 18, 2024	Sep. 18, 2024
Expiration Date		Oct. 02, 2026	Oct. 02, 2026
Interest Rate		6.76%	6.76%	6.76%	6.76%
Bank Borrowings [Member] | WeBank Two [Member]
Borrowings [Line Items]
Principal Amount | ¥		¥ 200,000	¥ 1,000,000
Outstanding Amount | ¥		¥ 133,333	¥ 904,762
Borrowings current				$ 16,084	$ 81,428
Borrowings – non-current				$ 2,681	$ 47,500
Issuance Date		Nov. 13, 2024	Apr. 29, 2024
Expiration Date		Nov. 02, 2026	Apr. 24, 2026
Interest Rate		6.76%	10.98%	6.76%	10.98%
Bank Borrowings [Member] | China Everbright Bank Co., Ltd. [Member]
Borrowings [Line Items]
Principal Amount | ¥		¥ 3,000,000
Outstanding Amount | ¥		¥ 3,000,000
Borrowings current				$ 422,208
Borrowings – non-current
Issuance Date		Nov. 18, 2024
Expiration Date		Nov. 17, 2025
Interest Rate		3.50%		3.50%
Bank Borrowings [Member] | Bank of China [Member]
Borrowings [Line Items]
Principal Amount | ¥		¥ 7,000,000
Outstanding Amount | ¥		¥ 7,000,000
Borrowings current				$ 985,152
Borrowings – non-current
Issuance Date		Feb. 24, 2025
Expiration Date		Feb. 24, 2026
Interest Rate		3.10%		3.10%
Bank Borrowings [Member] | Chailease International Finance &Leasing Co.,Ltd. [Member]
Borrowings [Line Items]
Principal Amount | ¥		¥ 4,000,000	¥ 4,000,000
Outstanding Amount | ¥		¥ 1,511,860	¥ 3,795,167
Borrowings current				$ 212,773	$ 325,369
Borrowings – non-current					$ 215,438
Issuance Date		Sep. 14, 2024	Sep. 14, 2024
Expiration Date		Aug. 22, 2026	Aug. 22, 2026
Interest Rate		6.26%	6.26%	6.26%	6.26%
Bank Borrowings [Member] | WeBank Three [Member]
Borrowings [Line Items]
Principal Amount | ¥		¥ 1,000,000	¥ 800,000
Outstanding Amount | ¥		¥ 333,333	¥ 800,000
Borrowings current				$ 46,912	$ 65,141
Borrowings – non-current					$ 48,857
Issuance Date		Apr. 29, 2024	Jul. 09, 2024
Expiration Date		Apr. 24, 2026	Jun. 24, 2026
Interest Rate		10.98%	12.60%	10.98%	12.60%
Bank Borrowings [Member] | WeBank Four [Member]
Borrowings [Line Items]
Principal Amount | ¥		¥ 800,000
Outstanding Amount | ¥		¥ 342,857
Borrowings current				$ 48,252
Borrowings – non-current
Issuance Date		Jul. 09, 2024
Expiration Date		Jun. 24, 2026
Interest Rate		12.60%		12.60%
Bank Borrowings [Member] | WeBank Five [Member]
Borrowings [Line Items]
Principal Amount | ¥		¥ 260,000
Outstanding Amount | ¥		¥ 202,222
Borrowings current				$ 24,394
Borrowings – non-current				$ 4,066
Issuance Date		Nov. 29, 2024
Expiration Date		Nov. 24, 2026
Interest Rate		12.30%		12.30%
Bank Borrowings [Member] | Youbo Financia Leasing (Shanghai) Co., Ltd [Member]
Borrowings [Line Items]
Principal Amount | ¥	[1]	¥ 1,930,000
Outstanding Amount | ¥	[1]	¥ 1,205,480
Borrowings current	[1]			$ 134,966
Borrowings – non-current	[1]			$ 34,689
Issuance Date	[1]	Dec. 16, 2024
Expiration Date	[1]	Dec. 15, 2026
Interest Rate	[1]	14.08%		14.08%
Bank Borrowings [Member] | China Zheshang Bank Co., Ltd. [Member]
Borrowings [Line Items]
Principal Amount | ¥			¥ 1,000,000
Outstanding Amount | ¥			¥ 1,000,000
Borrowings current					$ 142,499
Borrowings – non-current
Issuance Date			Jul. 08, 2024
Expiration Date			Jan. 08, 2025
Interest Rate			L/C
Bank Borrowings [Member] | China Zheshang Bank Co., Ltd. One [Member]
Borrowings [Line Items]
Principal Amount | ¥			¥ 1,000,000
Outstanding Amount | ¥			¥ 1,000,000
Borrowings current					142,499
Borrowings – non-current
Issuance Date			Jul. 10, 2024
Expiration Date			Jan. 10, 2025
Interest Rate			L/C
Bank Borrowings [Member] | China Zheshang Bank Co., Ltd. Two [Member]
Borrowings [Line Items]
Principal Amount | ¥			¥ 1,000,000
Outstanding Amount | ¥			¥ 1,000,000
Borrowings current					142,499
Borrowings – non-current
Issuance Date			Jul. 11, 2024
Expiration Date			Jan. 11, 2025
Interest Rate			L/C
Bank Borrowings [Member] | Shenzhen Yidatong Commercial Factoring Co., Ltd [Member]
Borrowings [Line Items]
Principal Amount | ¥			¥ 1,000,000
Outstanding Amount | ¥			¥ 1,000,000
Borrowings current					142,499
Borrowings – non-current
Issuance Date			Sep. 19, 2024
Expiration Date			Sep. 19, 2025
Interest Rate			6.00%		6.00%
Bank Borrowings [Member] | Agricultural Bank of China [Member]
Borrowings [Line Items]
Principal Amount | ¥			¥ 8,000,000
Outstanding Amount | ¥			¥ 8,000,000
Borrowings current					$ 1,139,991
Borrowings – non-current
Issuance Date			Apr. 12, 2024
Expiration Date			Apr. 12, 2025
Interest Rate	[2]		Floating Interest rate

[1]	On December 16 ,2024, the Company entered into a long-term loan agreement with Youbo Financia Leasing (Shanghai) Co., Ltd with a loan term of two years. The loan of RMB 1,930,000 bears a fixed interest rate of 14.08%. The loan is secured by a corporate guarantee from Ningbo Deloud Information Technology Co., Ltd. and four production lines are pledged as collateral for the financing arrangement.
[2]	Based on the agreed LPR ± 25 basis points for each term. The LPR to be applied for each period shall be re-determined based on the LPR published on the business day immediately preceding the corresponding date of the first month of such period, as of the withdrawal date of the loan.